Net Loss Per Share - Schedule of Anti-dilutive Shares Issuable (Details) - shares shares in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SEAC Sponsor Options
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable (in shares)	2.2	0.0